Label	Element	Value
Hoya Capital High Dividend Yield ETF | Annaly Capital Management, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Hoya Capital High Dividend Yield ETF | Rithm Capital Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Hoya Capital High Dividend Yield ETF | AGNC Investment Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Hoya Capital High Dividend Yield ETF | Global Net Lease, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Hoya Capital High Dividend Yield ETF | Two Harbors Investment Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Hoya Capital High Dividend Yield ETF | New York Mortgage Trust, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Hoya Capital High Dividend Yield ETF | PennyMac Mortgage Investment Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Hoya Capital High Dividend Yield ETF | WP Carey, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Hoya Capital High Dividend Yield ETF | Medical Properties Trust, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Hoya Capital High Dividend Yield ETF | City Office REIT, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Hoya Capital High Dividend Yield ETF | Mid-Cap REITs [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.70%
Hoya Capital High Dividend Yield ETF | Small-Cap REITs [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.70%
Hoya Capital High Dividend Yield ETF | Large-Cap REITs [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.30%
Hoya Capital High Dividend Yield ETF | Dividend Champions [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.70%
Hoya Capital High Dividend Yield ETF | Preferreds Issued by U.S. REITs [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
Hoya Capital High Dividend Yield ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%